SHAREHOLDERS' EQUITY (Summary Of Stock Options And RSUs Granted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of options
Outstanding at beginning of year	6,465,782
Granted	1,777,875
Exercised	(72,832)	(125,000)
Forfeited or expired	(680,652)
Outstanding at end of year	7,490,173	6,465,782
Options exercisable at end of the year	4,021,641
Vested and expected to vest	6,611,066
Weighted average exercise price
Outstanding at beginning of year	$ 4.81
Granted	1.43
Exercised	1.18
Forfeited or expired	6.78
Outstanding at end of year	3.86	$ 4.81
Options exercisable at end of the year	6.01
Vested and expected to vest	$ 4.20
Weighted-average remaining contractual term
Outstanding at end of year	4 years 3 months 29 days	4 years 9 months 4 days
Options exercisable at end of the year	3 years 11 months 1 day
Vested and expected to vest	4 years 3 months 4 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 88
Outstanding at end of the year	6,003	$ 88
Options exercisable at end of the year	1,639
Vested and expected to vest	$ 4,842
Restricted Stock Units RSUs [Member]
Number of options
Outstanding at beginning of year	106,768
Granted
Exercised	(59,233)
Forfeited or expired
Outstanding at end of year	47,535	106,768
Vested and expected to vest	43,118
Aggregate intrinsic value
Outstanding at beginning of year	$ 120
Outstanding at end of the year	125	$ 120
Vested and expected to vest	$ 113